Fixed Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Computer equipment USD ($)	Dec. 31, 2013 Computer equipment CNY	Dec. 31, 2012 Computer equipment CNY	Dec. 31, 2013 Office building USD ($)	Dec. 31, 2013 Office building CNY	Dec. 31, 2012 Office building CNY	Dec. 31, 2013 Office building related facility, machinery and equipment USD ($)	Dec. 31, 2013 Office building related facility, machinery and equipment CNY	Dec. 31, 2012 Office building related facility, machinery and equipment CNY	Dec. 31, 2013 Vehicles USD ($)	Dec. 31, 2013 Vehicles CNY	Dec. 31, 2012 Vehicles CNY	Dec. 31, 2013 Office equipment USD ($)	Dec. 31, 2013 Office equipment CNY	Dec. 31, 2012 Office equipment CNY	Dec. 31, 2013 Leasehold improvements USD ($)	Dec. 31, 2013 Leasehold improvements CNY	Dec. 31, 2012 Leasehold improvements CNY	Dec. 31, 2013 Construction in Progress USD ($)	Dec. 31, 2013 Construction in Progress CNY	Dec. 31, 2012 Construction in Progress CNY
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,539,903	9,322,110	6,603,181	$ 1,083,986	6,562,127	4,973,104	$ 150,566	911,482	911,482	$ 26,128	158,174	156,240	$ 2,477	14,996	7,519	$ 39,986	242,065	212,368	$ 38,684	234,180	193,751	$ 198,076	1,199,086	148,717
Accumulated depreciation	(652,798)	(3,951,842)	(2,715,304)
Fixed assets, net	$ 887,105	5,370,268	3,887,877